Capital Stock - Schedule of Employee SBC Expense by Income Statement Location (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee SBC expense	$ 33.4	$ 25.8	$ 34.1
Employee SBC expense in cost of sales
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee SBC expense	13.0	11.1	14.6
Employee SBC expense in SG&A
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee SBC expense	$ 20.4	$ 14.7	$ 19.5